Revenue From Contracts with Customers (Details) - Schedule of Balances of Contract Assets and Liabilities - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances of Contract Assets and Liabilities [Abstract]
Receivables	S/ 204,167	S/ 357,704
Unbilled receivables	1,626,605	1,444,747
Guarantee deposits	163,740	194,885
Advances received from customers	S/ (241,469)	S/ (365,730)